Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Summary of entities reflected in consolidated financial statement

As of December 31, 2024 and 2025, the Group’s consolidated financial statements reflected the activities for each of the following entities.

			% of	% of
	Date of	Place of	Ownership as of	Ownership as of
Name of Entity	Incorporation	Incorporation	December 31, 2025	December 31, 2024	Principal Activities
JIADE Limited	February 20, 2023	Cayman Islands	NA	NA	Investment Holding
JIADEZHIGAO Limited (“Jiadezhigao HK”)	March 30, 2023	Hong Kong	100%	100%	Investment Holding
WISMASS International Holdings Limited (“WISMASS HK”)	October 24, 2022	Hong Kong	100%	100%	Investment Holding
Shenzhen Kebiao Technology Co., Ltd (“Shenzhen Kebiao”)	May 23, 2023	PRC	99.98%	99.95%	Providing one-stop comprehensive education supporting services
Sichuan Jiade Zhigao Technology Co. Ltd. (“Jiade Zhigao”)	May 6, 2022	PRC	99.98%	99.96%	Providing one-stop comprehensive education supporting services
Sichuan Kebiao Technology Co., Ltd. (“Kebiao Technology”)	April 28, 2020	PRC	99.98%	99.96%	Providing one-stop comprehensive education supporting services
Sichuan Kunyuan Safety Technology Services Co., Ltd. (“Kunyuan”)	March 25, 2021	PRC	74.98%	NA	Providing safety technology training services
Sichuan Jiazhi Taizhang Safety Technology Co., Ltd (“Jiazhi”)	April 28, 2023	PRC	99.98%	NA	Providing safety technology training services
HK Yifu International Limited (“HK Yifu”)	July 15, 2025	Hong Kong	100%	NA	Investment Holding